Business Segment Information - Segment Operating Results (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Segment Information
Revenue from external customers	$ 35,302	$ 54,944	$ 63,689
Interest expense	2,493	1,640	1,564
Depreciation, depletion and amortization	858	932	784
Income (loss) before income taxes	$ (19,023)	10,197	(23,956)
Royalty and merchant banking segments
Business Segment Information
Percentage of external revenue reported	74.00%
Operating segments
Business Segment Information
Revenue from external customers	$ 35,302	54,944	63,689
Interest expense	2,493	1,763	1,809
Depreciation, depletion and amortization	7,221	7,929	10,699
Income (loss) before income taxes	(19,023)	10,197	(23,956)
Operating segments | Iron Ore Royalty
Business Segment Information
Revenue from external customers	20,053	35,323	29,167
Interest expense		4	2
Depreciation, depletion and amortization	4,492	5,168	4,637
Income (loss) before income taxes	(3,469)	11,120	1,012
Operating segments | Merchant banking
Business Segment Information
Revenue from external customers	6,221	7,374	5,486
Interest expense	2,465	1,629	1,554
Depreciation, depletion and amortization	389	450	321
Income (loss) before income taxes	1,797	(55)	2,900
Operating segments | All other segments
Business Segment Information
Revenue from external customers	9,028	12,247	29,036
Interest expense	28	130	253
Depreciation, depletion and amortization	2,340	2,311	5,741
Income (loss) before income taxes	(17,351)	(868)	(27,868)
Elimination of intersegment amounts
Business Segment Information
Revenue from external customers	(25,136)	(20,418)	(20,998)
Elimination of intersegment amounts | Merchant banking
Business Segment Information
Revenue from external customers	(10,866)	(6,857)	(6,212)
Elimination of intersegment amounts | All other segments
Business Segment Information
Revenue from external customers	$ (14,270)	$ (13,561)	$ (14,786)